Vanguard Energy Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.67%	12.76%	4.51%
MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.82%	14.02%	12.64%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.79%	11.57%	3.52%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	9.84%	3.22%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.59%	12.65%	4.38%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	12.68%	4.39%